united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 77.28%
	BRAZIL - 0.98%
1,495,611	Cielo SA	$3,430,557

	CANADA - 2.94%
166,812	TransCanada Corp.	5,956,699
124,268	Metro, Inc.	4,309,147
		10,265,846
	CHILE - 1.18%
130,374	Cia Cervecerias Unidas SA	3,276,299
102,546,552	Vina San Pedro Tarapaca SA	854,801
		4,131,100
	DENMARK - 2.05%
161,237	ISS A/S	4,514,120
295,388	Matas A/S	2,632,929
		7,147,049
	FINLAND - 0.86%
218,149	Tikkurila Oyj	3,002,332

	FRANCE - 6.56%
52,039	Air Liquide SA	6,461,980
153,064	Cie Plastic Omnium SA	3,532,748
33,080	Sodexo SA	3,392,536
44,379	Schneider Electric SE	3,010,285
28,962	Danone SA	2,041,318
57,327	Valeo SA	1,671,977
17,666	Eiffage SA	1,477,006
4,402	LVMH Moet Hennessy Louis Vuitton SE	1,288,800
		22,876,650
	GERMANY - 5.54%
119,249	Brenntag AG	5,205,124
48,082	Bayerische Motoren Werke AG	3,899,699
158,054	Hamburger Hafen und Logistik AG	3,133,840
57,806	Hornbach Holding AG & Co. KGaA	2,728,727
30,013	Fraport AG Frankfurt Airport Services Worldwide	2,147,973
11,392	Continental AG	1,586,176
31,679	Hornbach Baumarkt AG *	618,488
		19,320,027
	HONG KONG - 2.98%
3,905,926	Kerry Logistics Network Ltd.	5,803,533
403,000	Hongkong Land Holdings Ltd.	2,538,900
381,900	Hysan Development Co. Ltd.	1,816,081
119,952	Mandarin Oriental International Ltd.	244,702
		10,403,216
	INDONESIA - 0.79%
2,134,262	Indocement Tunggal Prakarsa Tbk PT	2,740,971

	IRELAND - 1.16%
104,004	Perrigo Co. PLC	4,030,155

	ISRAEL - 0.73%
448,400	Israel Chemicals Ltd.	2,549,639

	JAPAN - 4.93%
284,275	Mitsubishi Estate Co. Ltd.	4,472,643
165,051	Nagaileben Co. Ltd. *	3,556,173
466,995	Ichiyoshi Securities Co. Ltd. *	3,424,053
55,073	Aica Kogyo Co. Ltd. *	1,841,558
83,917	Sekisui Jushi Corp. *	1,476,278
9,752	Shimano, Inc.	1,374,714
6,896	FANUC Corp.	1,046,535
		17,191,954
	MALAYSIA - 1.02%
2,420,000	Genting Bhd.	3,570,185

	MEXICO - 0.56%
178,482	Fresnillo PLC	1,961,187

	NETHERLANDS - 1.94%
148,793	Koninklijke Vopak NV	6,747,520

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares	Security			Market Value

	COMMON STOCK - 77.28% (continued)
	SINGAPORE - 0.58%
245,369	Oversea-Chinese Banking Corp. Ltd.			$2,029,591

	SOUTH KOREA - 0.57%
21,700	KT&G Corp. *			1,975,711

	SPAIN - 1.59%
2,495,743	Prosegur Cash SA			5,534,313

	SWEDEN - 5.35%
654,479	Mekonomen AB *			6,719,904
185,254	ICA Gruppen AB			6,618,028
164,836	Loomis AB			5,313,472
				18,651,404
	SWITZERLAND - 5.07%
51,173	Novartis AG			4,382,674
14,999	Roche Holding AG			3,723,635
56,284	Cie Financiere Richemont SA			3,629,622
43,050	Nestle SA			3,494,058
8,401	Swatch Group AG			2,451,897
				17,681,886
	THAILAND - 4.18%
8,502,100	Thai Beverage PCL			3,811,332
6,318,000	Krung Thai Bank PCL			3,727,714
565,160	Siam City Cement PCL			3,559,611
484,400	Bangkok Bank PCL			3,083,221
65,350	Bangkok Bank PCL (NVDR)			407,854
				14,589,732
	UNITED KINGDOM - 2.18%
1,563,763	Merlin Entertainments PLC			6,334,139
43,174	Spectris PLC			1,254,676
				7,588,815
	UNITED STATES - 23.54%
95,294	Henry Schein, Inc. *			7,482,485
53,009	Mohawk Industries, Inc. *			6,199,933
89,716	Colgate-Palmolive Co.			5,339,896
165,856	Mosaic Co.			4,844,654
124,963	Tapestry, Inc.			4,217,501
150,000	Versum Materials, Inc.			4,158,000
106,500	Dentsply Sirona, Inc.			3,962,865
11,208	O'Reilly Automotive, Inc. *			3,859,251
37,900	Carlisle Cos, Inc.			3,809,708
56,000	State Street Corp.			3,531,920
49,918	Target Corp.			3,299,081
52,240	Scotts Miracle-Gro Co.			3,210,670
269,794	NOW, Inc. *			3,140,402
29,455	United Technologies Corp.			3,136,368
51,700	Emerson Electric Co.			3,089,075
400,000	General Electric Co.			3,028,000
13,629	3M Co.			2,596,870
46,826	Sonoco Products Co.			2,487,865
8,592	Grainger, Inc.			2,426,037
53,106	TJX Cos, Inc.			2,375,962
35,558	CarMax, Inc. *			2,230,553
10,536	McDonald's Corp.			1,870,878
9,750	FleetCor Technologies, Inc. *			1,810,770
				82,108,744

	TOTAL COMMON STOCK (Cost - $293,700,425)			269,528,584

Principal	Security	Coupon	Maturity	Market Value
	BONDS & NOTES - 6.01%
	NETHERLANDS - 0.20%
$701,000	LyondellBasell Industries NV	5.00%	4/15/2019	$701,763

	SWITZERLAND - 0.20%
700,000	UBS Group Funding Switzerland AG, Quarterly US LIBOR +1.7800 144A**	4.13%	4/14/2021	711,224

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 6.01% (Continued)
	UNITED STATES - 5.61%
$4,550,000	PHI, Inc.	5.25%	3/15/2019	$3,116,750
2,083,000	American Electric Power Co., Inc.	2.15%	11/13/2020	2,041,453
2,000,000	Apple, Inc., Quarterly US LIBOR +0.5000 **	3.10%	2/9/2022	1,998,918
1,700,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.6000 **	4.31%	11/29/2023	1,684,724
1,500,000	CVS Health Corp., Quarterly US LIBOR +0.6300 **	3.40%	3/9/2020	1,497,276
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,496,651
1,500,000	JM Smucker Co.	2.50%	3/15/2020	1,485,207
1,500,000	Ford Moror Credit Co. LLC	2.68%	1/9/2020	1,475,151
1,146,000	Wells Fargo & Co., Quarterly US LIBOR +1.3400 **	4.08%	3/4/2021	1,157,976
1,000,000	Synchrony Financial	2.60%	1/15/2019	999,659
1,000,000	United Technologies Corp.	1.90%	5/4/2020	981,338
800,000	Mondelez International, Inc., Quarterly US LIBOR +0.5200 **	3.06%	2/1/2019	800,011
500,000	Wells Fargo & Co., Quarterly US LIBOR +0.6800 **	3.20%	1/30/2020	500,997
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	341,250
				19,577,361

	TOTAL BONDS & NOTES (Cost - $22,355,926)			20,990,348

Shares
	EXCHANGE TRADED FUND - COMMODITY - 1.95%
56,077	SPDR Gold Shares *			6,799,336

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $6,410,955)			6,799,336

		Coupon	Maturity
	PREFERRED STOCK - 2.82%
185,458	Bank of America Corp., Quarterly US LIBOR +0.5000 **	4.00%	9/9/2018	3,879,781
196,003	Goldman Sachs Group, Quarterly US LIBOR +0.7500 **	4.00%	9/9/2018	3,586,855
83,489	Pacific Gas & Electric Co.	5.50%	Perpetual	1,431,836
59,349	Pacific Gas & Electric Co.	5.00%	Perpetual	934,747

	TOTAL PREFERRED STOCK - (Cost - $11,816,174)			9,833,219

	PRIVATE INVESTMENT FUND - 2.53%
8,389,676	Coast Capital Mercury Fund LP *#			8,809,160

	TOTAL PRIVATE INVESTMENT FUND (Cost - $11,100,000)			8,809,160

	REAL ESTATE INVESTMENT TRUSTS - 2.92%
65,590	Ventas, Inc.			3,842,918
24,729	Unibail-Rodamco-Westfield			3,826,680
204,068	Monmouth Real Estate Investment Corp.			2,530,443

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $11,976,110)			10,200,041

Principal		Coupon	Maturity

	US GOVERNMENT & AGENCY OBLIGATIONS - 3.53%
	US TREASURY NOTES - 3.53%
$6,700,000	United States Treasury Note	1.38%	7/31/2019	6,654,199
3,000,000	United States Treasury Note	1.25%	8/31/2019	2,972,930
2,700,000	United States Treasury Note	1.38%	9/30/2019	2,675,004

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,398,072)			12,302,133

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares	Security	Market Value
	SHORT-TERM INVESTMENT - 2.87%
	MONEY MARKET FUND - 2.87%
10,005,732	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.25% ^	$10,005,732

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,005,732)	10,005,732

	TOTAL INVESTMENTS - 99.91% (Cost - $379,763,394)	$348,468,553
	OTHER ASSETS IN EXCESS OF LIABILITES - 0.09%	312,503
	NET ASSETS - 100.00%	$348,781,056

NVDR-Non-Voting Depository Receipt
PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
** Floating rate security
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $711,224 or 0.20% of net assets
# Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2018 amounted to to $8,809,160, which represents approximately 2.53% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the main underlying holding of Coast Capital Mercury Fund LP.
^ Interest rate reflects seven-day effective yield on December 31, 2018.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

As of December 31, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2018	(Depreciation) *
To Buy:
Canadian Dollar	4/18/2019	State Street Bank	775,000	$570,643	$569,027	$(1,616)
Danish Krone	1/9/2019	State Street Bank	6,000,000	954,270	921,261	(33,009)
Euro	1/9/2019	State Street Bank	2,500,000	2,862,440	2,865,906	3,466
Japanese Yen	1/24/2019	State Street Bank	75,000,000	677,235	685,457	8,222
				$5,064,588	$5,041,651	$(22,937)

To Sell:
Canadian Dollar	4/18/2019	State Street Bank	2,300,000	$1,772,656	$1,688,725	$83,931
Danish Krone	1/9/2019	State Street Bank	6,000,000	954,768	921,261	33,507
Euro	1/9/2019	State Street Bank	7,275,000	8,623,421	8,339,787	283,634
Japanese Yen	1/24/2019	State Street Bank	236,500,000	2,150,471	2,161,473	(11,002)
				$13,501,316	$13,111,246	$390,070

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2018.
Sector Allocation (based on total value of investments as of December 31, 2018) ^

Consumer Staples					23.77%
Consumer Discretionary					23.07%
Industrial					14.48%
Financials					13.70%
Materials					8.82%
Energy					5.44%
US Government & Agency Obligations					3.53%
Short-Term Investments					2.87%
Gold					1.95%
Utilities					1.27%
Technology					1.00%
Communication Services					0.10%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018
Shares	Security	Market Value
	COMMON STOCK - 82.89%
	BRAZIL - 1.46%
1,081,365	Cielo SA	$2,480,381

	CANADA - 4.67%
124,383	TransCanada Corp.	4,441,599
101,264	Metro, Inc.	3,511,455
		7,953,054
	CHILE - 1.95%
103,883	Cia Cervecerias Unidas SA	2,610,580
84,677,397	Vina San Pedro Tarapaca SA	705,848
		3,316,428
	DENMARK - 3.05%
113,242	ISS A/S	3,170,414
225,755	Matas A/S	2,012,258
		5,182,672
	FINLAND - 1.38%
170,168	Tikkurila Oyj	2,341,981

	FRANCE - 11.05%
39,706	Air Liquide SA	4,930,521
26,728	Sodexo SA	2,741,103
108,969	Cie Plastic Omnium SA	2,515,026
35,997	Schneider Electric SE	2,441,723
23,159	Eiffage SA	1,936,261
24,582	Danone SA	1,732,604
44,419	Valeo SA	1,295,507
4,147	LVMH Moet Hennessy Louis Vuitton SE	1,214,142
		18,806,887
	GERMANY - 8.37%
86,234	Brenntag AG	3,764,045
38,856	Bayerische Motoren Werke AG	3,151,423
113,082	Hamburger Hafen und Logistik AG	2,242,151
39,815	Hornbach Holding AG & Co. KGaA	1,879,464
21,382	Fraport AG Frankfurt Airport Services Worldwide	1,530,269
8,819	Continental AG	1,227,922
22,938	Hornbach Baumarkt AG *	447,832
		14,243,106
	HONG KONG - 4.46%
2,556,377	Kerry Logistics Network Ltd.	3,798,336
303,350	Hongkong Land Holdings Ltd.	1,911,105
353,900	Hysan Development Co. Ltd.	1,682,930
95,948	Mandarin Oriental International Ltd.	195,734
		7,588,105
	INDONESIA - 1.07%
1,418,313	Indocement Tunggal Prakarsa Tbk PT	1,821,499

	IRELAND - 0.74%
32,696	Perrigo Co. PLC	1,266,970

	ISRAEL - 1.02%
304,127	Israel Chemicals Ltd.	1,729,291

	JAPAN - 7.70%
214,525	Mitsubishi Estate Co. Ltd.	3,375,231
129,024	Nagaileben Co. Ltd. *	2,779,939
302,605	Ichiyoshi Securities Co. Ltd. *	2,218,729
46,442	Aica Kogyo Co. Ltd. *	1,552,950
8,438	Shimano, Inc.	1,189,482
65,333	Sekisui Jushi Corp. *	1,149,346
5,514	FANUC Corp.	836,803
		13,102,480
	MALAYSIA - 1.51%
1,738,000	Genting Bhd.	2,564,042

	MEXICO - 0.93%
144,240	Fresnillo PLC	1,584,930

	NETHERLANDS - 2.57%
96,257	Koninklijke Vopak NV	4,365,098

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares	Security			Market Value
	COMMON STOCK - 82.89% (continued)
	SINGAPORE - 1.24%
255,901	Oversea-Chinese Banking Corp. Ltd.			$2,116,708

	SOUTH KOREA - 1.02%
19,100	KT&G Corp.			1,738,990

	SPAIN - 2.42%
1,856,578	Prosegur Cash SA			4,116,964

	SWEDEN - 7.75%
133,626	ICA Gruppen AB			4,773,666
131,349	Loomis AB			4,234,022
406,882	Mekonomen AB *			4,177,686
				13,185,374
	SWITZERLAND - 7.41%
32,952	Novartis AG			2,822,150
10,963	Roche Holding AG			2,721,662
40,695	Cie Financiere Richemont SA			2,624,324
32,332	Nestle SA			2,624,155
6,200	Swatch Group AG			1,809,518
				12,601,809
	THAILAND - 6.13%
6,546,200	Thai Beverage PCL			2,934,539
4,391,000	Krung Thai Bank PCL			2,590,755
390,300	Bangkok Bank PCL			2,484,272
384,204	Siam City Cement PCL			2,419,875
				10,429,441
	UNITED KINGDOM - 3.02%
1,020,552	Merlin Entertainment PLC			4,133,822
34,548	Spectris PLC			1,003,997
				5,137,819
	UNITED STATES - 1.97%
114,878	Mosaic, Co.			3,355,586

	TOTAL COMMON STOCK (Cost - $157,943,127)			141,029,615

	PRIVATE INVESTMENT FUND - 2.74%
4,435,630	Coast Capital Mercury Fund LP *#			4,657,411

	TOTAL PRIVATE INVESTMENT FUND (Cost - $5,900,000)			4,657,411

	REAL ESTATE INVESTMENT TRUSTS - 1.79%
19,641	Unibail-Rodamco-Westfield			3,039,339

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $4,469,697)			3,039,339

Principal		Coupon	Maturity
	US GOVERNMENT & AGENCY OBLIGATIONS - 6.88%
	US TREASURY NOTE - 6.88%
$5,000,000	United States Treasury Note	1.38%	7/31/2019	4,965,820
4,500,000	United States Treasury Note	1.25%	8/31/2019	4,459,395
2,300,000	United States Treasury Note	1.38%	9/30/2019	2,278,707
				11,703,922

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,796,830)			11,703,922

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares	Security	Market Value
	SHORT-TERM INVESTMENT - 5.89%
	MONEY MARKET FUND - 5.89%
10,029,653	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.25% ^	$10,029,653

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,029,653)	10,029,653

	TOTAL INVESTMENTS - 100.19% (Cost - $190,139,307)	$170,459,940
	LIABILITITES IN EXCESS OF OTHER ASSETS - (0.19) %	(326,660)
	NET ASSETS - 100.00%	$170,133,280

PCL-Public Company Limited
PLC-Public Limited Company
* Non-income producing security
# Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2018 amounted to amounted to $4,657,411, which represents approximately 2.74% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the main of Coast Capital Mercury Fund LP.
^ Interest rate reflects seven-day effective yield on December 31, 2018.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

As of December 31, 2018 the following Forward Foreign Currency Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2018	(Depreciation) *
To Buy:
Canadian Dollar	4/18/2019	State Street Bank	2,000,000	$1,502,936	$1,468,456	$(34,480)
Euro	1/9/2019	State Street Bank	5,900,000	6,722,714	6,763,539	40,825
Danish Krone	1/9/2019	State Street Bank	4,500,000	715,703	690,946	(24,757)
Japanese Yen	1/24/2019	State Street Bank	220,000,000	1,950,564	2,010,672	60,108
				$10,891,917	$10,933,613	$41,696

To Sell:
Canadian Dollar	4/18/2019	State Street Bank	2,000,000	$1,541,440	$1,468,456	$72,984
Euro	1/9/2019	State Street Bank	5,900,000	6,993,565	6,763,539	230,026
Danish Krone	1/9/2019	State Street Bank	4,500,000	716,076	690,946	25,130
Japanese Yen	1/24/2019	State Street Bank	220,000,000	2,000,438	2,010,672	(10,234)
				$11,251,519	$10,933,613	$317,906

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2018
Sector Allocation (based on total value of investments as of December 31, 2018) ^
Consumer Staples					25.63%
Consumer Discretionary					21.09%
Industrial					12.67%
Financial					11.39%
Materials					11.30%
US Government & Agency Obligations					6.87%
Short-Term Investments					5.88%
Energy					5.17%
Total					100.00%

^ Percentages may differ from Portfolio of Investments which are based on Fund net assets

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm Eastern Time (“ET”) or the nearest time prior to the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm ET, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the close of the NYSE, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET. The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated US market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 pm ET.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fair Value Committee is generally composed of representatives of the Trust, Administrator, and Advisor. The Trust’s CCO may also be included at the Fair Value Committee’s discretion. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination of the closing prices on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Fair Value Committee may determine the fair value of such restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the period ended as of December 31, 2018, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund
Assets *	Level 1	Level 2	Level 3 ^	Total
Common Stock #	$110,097,219	$159,431,365	$-	$269,528,584
Bonds & Notes	-	20,990,348	-	20,990,348
Exchange Traded Fund - Commodity	6,799,336	-	-	6,799,336
Preferred Stock	9,833,219	-	-	9,833,219
Private Investment Fund	-	8,809,160	-	8,809,160
Real Estate Investment Trusts	6,373,362	3,826,679	-	10,200,041
US Government & Agency Obligations	-	12,302,133	-	12,302,133
Short-Term Investment	10,005,732	-	-	10,005,732
Forward Foreign Currency Contracts **	-	412,760	-	412,760
Total	$143,108,868	$205,772,445	$-	$348,881,313
Liabilities - Derivatives
Forward Foreign Currency Contracts **	$-	$45,627	$-	$45,627

Centerstone International Fund
Assets *	Level 1	Level 2	Level 3 ^	Total
Common Stock #	$22,806,554	$118,223,061	$-	$141,029,615
Private Investment Fund	-	4,657,411	-	4,657,411
Real Estate Investment Trusts	-	3,039,339	-	3,039,339
US Government & Agency Obligations	-	11,703,922	-	11,703,922
Short-Term Investment	10,029,653	-	-	10,029,653
Forward Foreign Currency Contracts **	-	429,073	-	429,073
Total	$32,836,207	$138,052,806	$-	$170,889,013
Liabilities - Derivatives
Forward Foreign Currency Contracts **	$-	$69,471	$-	$69,471

* Refer to the Portfolio of Investments for country classification.
^ The Funds did not hold any level 3 securities during the period.
# As of December 31, 2018, the level 2 common stock securities were mainly classified as level 2 due to fair value factor pricing by ICE.
** Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Forward Foreign Currency Contracts - As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective. As of December 31, 2018, the amount of unrealized gain on forward foreign currency exchange contracts subject to currency price risk amounted to $367,133 and $359,602 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding, as of December 31, 2018, are listed after each Fund’s Portfolio of Investments. For the period ended December 31, 2018, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $20,853,678 and $20,085,7960 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Represents cost for financial reporting purposes and is substantially identical for both book and federal income tax purposes. Net unrealized appreciation (depreciation) consisted of:

Centerstone Investors Fund
Gross unrealized appreciation:	$11,163,728
Gross unrealized depreciation:	(42,458,569)
Net unrealized depreciation:	($31,294,841)

Centerstone International Fund
Gross unrealized appreciation:	$3,446,917
Gross unrealized depreciation:	(23,126,284)
Net unrealized depreciation:	($19,679,367)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/27/2019

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 2/27/2019